ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement dated June 14, 2010 to the Contract Prospectus
and Contract Prospectus Summary, each dated April 30, 2010, as amended

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract Prospectus and Contract Prospectus Summary for future reference.

1.	Effective June 1, 2010, the name of the subadviser for ING Van Kampen Comstock Portfolio, ING Van
Kampen Equity and Income Portfolio and ING Van Kampen Growth and Income Portfolio changed from
Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) to Invesco Advisers, Inc.

2.	Effective June 1, 2010, the information for the funds referenced above appearing in the Contract
Prospectus under Appendix V – Description of Underlying Funds and Contract Prospectus Summary under
Appendix VI – Description of Underlying Funds is hereby deleted and replaced with the following:

Fund Name and
	Investment Adviser/Subadviser	Investment Objective(s)
	ING Partners, Inc. – ING Van Kampen Comstock	Seeks capital growth and income.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING Partners, Inc. – ING Van Kampen Equity	Seeks total return, consisting of long-term capital
	and Income Portfolio	appreciation and current income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
	ING Investors Trust – ING Van Kampen Growth	Seeks long-term growth of capital and income.
and Income Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.01107-10B	Page 1	June 2010